Fair Value Measurements - Measurement - ELOC Commitment Fee Note (Details) - ELOC Commitment Fee Note	Sep. 30, 2024 $ / shares Y	Jul. 02, 2024 $ / shares Y
Risk-free interest rate
Fair Value Measurements
Measurement input	0.0470	0.0550
Expected term (years)
Fair Value Measurements
Measurement input | Y	0.25	0.22
Volatility
Fair Value Measurements
Measurement input	1.5900	0.8800
Stock price
Fair Value Measurements
Measurement input | $ / shares	1.49	10.50
Principal discount factor
Fair Value Measurements
Measurement input	0.0099	0.0099